BALANCE FROM CONTRACTS WITH CUSTOMERS - Net Contract Assets (Liabilities) (Details) - CAD ($) $ in Millions	Mar. 31, 2020		Mar. 31, 2019
Revenue From Contracts With Customers1 [Abstract]
Contract assets	$ 569.3		$ 523.5
Contract liabilities - current	(746.2)	[1]	(670.2)
Contract liabilities - non-current	(83.3)		(102.5)
Net contract liabilities	$ (260.2)		$ (249.2)

[1]	Refer to Note 2 - Changes in accounting policies for the impact of adopting IFRS16.